Other Non-Current Assets	12 Months Ended
Mar. 31, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 10B — Other non-current assets

Other non-current assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Capital advances for property, plant and equipment*	$10,537,403	8,747,601

*	Out of the total capital advances of $10.5 million, an amount of $8.4 million pertains to payments made towards the development of an Audio OTT platform, IPTV platform, and IPTV box. These advances are expected to result in the recognition of intangible assets under development.